EQUITY-ACCOUNTED INVESTMENTS - Narrative (Details)	6 Months Ended
Jun. 30, 2024
Disclosure of joint ventures [line items]
Percentage of entity's revenue	47.42%
Brookfield Renewable
Disclosure of joint ventures [line items]
Percentage of entity's revenue	9.50%